Guarantees, commitments and risks (Details 6) € in Millions	Dec. 31, 2017 EUR (€)
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	€ 129,949
Other Obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	128
Operating lease obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,532	[1]
Decommissioning liabilities [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	14,786	[2]
Environmental liabilities [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,673
Purchase obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	107,830	[3]
Purchase obligations [Member] | Take-or-pay contracts Obligation [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	100,244
Purchase obligations [Member] | Ship-or-pay contracts Obligation [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,687
Purchase obligations [Member] | Other purchase obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,310	[4]
Purchase obligations [Member] | Other Obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	128
Purchase obligations [Member] | Other ship-or-pay obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	589
Maturity Year One [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	12,548
Maturity Year One [Member] | Other Obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	11
Maturity Year One [Member] | Operating lease obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	883	[1]
Maturity Year One [Member] | Decommissioning liabilities [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	348	[2]
Maturity Year One [Member] | Environmental liabilities [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	317
Maturity Year One [Member] | Purchase obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	10,989	[3]
Maturity Year One [Member] | Purchase obligations [Member] | Take-or-pay contracts Obligation [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	8,644
Maturity Year One [Member] | Purchase obligations [Member] | Ship-or-pay contracts Obligation [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,272
Maturity Year One [Member] | Purchase obligations [Member] | Other purchase obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	963	[4]
Maturity Year One [Member] | Purchase obligations [Member] | Other Obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	11
Maturity Year One [Member] | Purchase obligations [Member] | Other ship-or-pay obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	110
Maturity Year Two [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	11,112
Maturity Year Two [Member] | Other Obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3
Maturity Year Two [Member] | Operating lease obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	525	[1]
Maturity Year Two [Member] | Decommissioning liabilities [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	411	[2]
Maturity Year Two [Member] | Environmental liabilities [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	311
Maturity Year Two [Member] | Purchase obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	9,862	[3]
Maturity Year Two [Member] | Purchase obligations [Member] | Take-or-pay contracts Obligation [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	8,708
Maturity Year Two [Member] | Purchase obligations [Member] | Ship-or-pay contracts Obligation [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	760
Maturity Year Two [Member] | Purchase obligations [Member] | Other purchase obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	295	[4]
Maturity Year Two [Member] | Purchase obligations [Member] | Other Obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3
Maturity Year Two [Member] | Purchase obligations [Member] | Other ship-or-pay obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	99
Maturity Year Three [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	9,390
Maturity Year Three [Member] | Other Obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2
Maturity Year Three [Member] | Operating lease obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	485	[1]
Maturity Year Three [Member] | Decommissioning liabilities [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	398	[2]
Maturity Year Three [Member] | Environmental liabilities [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	282
Maturity Year Three [Member] | Purchase obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	8,223	[3]
Maturity Year Three [Member] | Purchase obligations [Member] | Take-or-pay contracts Obligation [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	7,452
Maturity Year Three [Member] | Purchase obligations [Member] | Ship-or-pay contracts Obligation [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	516
Maturity Year Three [Member] | Purchase obligations [Member] | Other purchase obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	168	[4]
Maturity Year Three [Member] | Purchase obligations [Member] | Other Obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2
Maturity Year Three [Member] | Purchase obligations [Member] | Other ship-or-pay obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	87
Maturity Year Four [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	9,209
Maturity Year Four [Member] | Other Obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2
Maturity Year Four [Member] | Operating lease obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	371	[1]
Maturity Year Four [Member] | Decommissioning liabilities [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	375	[2]
Maturity Year Four [Member] | Environmental liabilities [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	228
Maturity Year Four [Member] | Purchase obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	8,233	[3]
Maturity Year Four [Member] | Purchase obligations [Member] | Take-or-pay contracts Obligation [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	7,542
Maturity Year Four [Member] | Purchase obligations [Member] | Ship-or-pay contracts Obligation [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	468
Maturity Year Four [Member] | Purchase obligations [Member] | Other purchase obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	150	[4]
Maturity Year Four [Member] | Purchase obligations [Member] | Other Obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2
Maturity Year Four [Member] | Purchase obligations [Member] | Other ship-or-pay obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	73
Maturity Year Five [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	8,787
Maturity Year Five [Member] | Other Obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2
Maturity Year Five [Member] | Operating lease obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	329	[1]
Maturity Year Five [Member] | Decommissioning liabilities [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	207	[2]
Maturity Year Five [Member] | Environmental liabilities [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	178
Maturity Year Five [Member] | Purchase obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	8,071	[3]
Maturity Year Five [Member] | Purchase obligations [Member] | Take-or-pay contracts Obligation [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	7,553
Maturity Year Five [Member] | Purchase obligations [Member] | Ship-or-pay contracts Obligation [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	380
Maturity Year Five [Member] | Purchase obligations [Member] | Other purchase obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	79	[4]
Maturity Year Five [Member] | Purchase obligations [Member] | Other Obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2
Maturity Year Five [Member] | Purchase obligations [Member] | Other ship-or-pay obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	59
Maturity Year Five And Thereafter [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	78,903
Maturity Year Five And Thereafter [Member] | Other Obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	108
Maturity Year Five And Thereafter [Member] | Operating lease obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,939	[1]
Maturity Year Five And Thereafter [Member] | Decommissioning liabilities [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	13,047	[2]
Maturity Year Five And Thereafter [Member] | Environmental liabilities [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,357
Maturity Year Five And Thereafter [Member] | Purchase obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	62,452	[3]
Maturity Year Five And Thereafter [Member] | Purchase obligations [Member] | Take-or-pay contracts Obligation [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	60,345
Maturity Year Five And Thereafter [Member] | Purchase obligations [Member] | Ship-or-pay contracts Obligation [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,291
Maturity Year Five And Thereafter [Member] | Purchase obligations [Member] | Other purchase obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	655	[4]
Maturity Year Five And Thereafter [Member] | Purchase obligations [Member] | Other Obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	108
Maturity Year Five And Thereafter [Member] | Purchase obligations [Member] | Other ship-or-pay obligations [Member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	€ 161

[1]	Operating leases primarily regarded assets for drilling activities, time charter and long term rentals of vessels, lands, service stations and office buildings. Such leases generally did not include renewal options. There are no significant restrictions provided by these operating leases which limit the ability of the Company to pay dividend, use assets or to take on new borrowings.
[2]	Represents the estimated future costs for the decommissioning of oil and natural gas production facilities at the end of the producing lives of fields, well-plugging, abandonment and site restoration.
[3]	Represents any agreement to purchase goods or services that is enforceable and legally binding and that specifies all significant terms.
[4]	Mainly refers to arrangements to purchase capacity entitlements at certain regasification facilities in the U.S. (€948 million).